Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017	Sep. 30, 2017
Revenues
Net interest revenue	[1]	$ 41,999		$ 36,422		$ 29,832
Fee-based and other revenue		87		551		740
Total revenue		41,065		38,892		36,202
Operating expenses
Employee compensation and benefits		11,244		10,377		10,018
Provision for income taxes		2,735		3,182		2,253
Net income	[2]	$ 11,686		$ 11,334		$ 10,517
Earnings per share - basic (Canadian dollars)		$ 6.26		$ 6.02		$ 5.51
Earnings per share - diluted (Canadian dollars)		$ 6.25		$ 6.01		$ 5.50
TD Ameritrade [member]
Revenues
Net interest revenue			$ 2,036		$ 1,635		$ 903
Fee-based and other revenue			5,947		5,365		3,923
Total revenue			7,983		7,000		4,826
Operating expenses
Employee compensation and benefits			1,756		1,992		1,260
Other			2,245		2,434		1,639
Total operating expenses			4,001		4,426		2,899
Other expense (income)			94		142		95
Pre-tax income			3,888		2,432		1,832
Provision for income taxes			957		535		686
Net income			$ 2,931		$ 1,897		$ 1,146
Earnings per share - basic (Canadian dollars)			$ 5.27		$ 3.34		$ 2.17
Earnings per share - diluted (Canadian dollars)			$ 5.26		$ 3.32		$ 2.16

[1]	Includes $34,828 million, for the year ended October 31, 2019 (October 31, 2018 - $30,639 million), which has been calculated based on the effective interest rate method (EIRM). Refer to Note 30.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.